SUPPLEMENTAL CASH FLOW INFORMATION - Changes in non-cash operating working capital items (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flow Statement [Abstract]
Accounts receivable, excluding financing receivables	$ (396)	$ (362)
Financing receivables	(318)	(367)
Contract assets	7	(44)
Inventories	(185)	(4)
Other current assets	146	1
Accounts payable and accrued liabilities	(209)	11
Contract and other liabilities	79	138
Total change in net operating assets and liabilities	(876)	(627)
Capital expenditures before proceeds on disposition	4,100	4,042
Proceeds on disposition	(59)	(108)
Capital expenditures	$ 4,041	$ 3,934